Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Disclosure of disaggregation of revenue
Disaggregation of revenue

	2025	2024	2023
		(Restated)	(Restated)
Continuing operations
External revenue by product line
Prevention - genetic testing	$12,945	$10,367	$6,155
Consumer health - health and wellness solutions	60,149	370	—
Consumer health - sports distribution	19,296	5,199	—
	$92,390	$15,936	$6,155

	2025	2024	2023
		(Restated)	(Restated)
Continuing operations
External revenue by timing of revenue
Goods transferred at a point in time	$78,737	$5,413	$—
Services transferred at a point in time	12,945	10,367	6,155
Services transferred overtime	708	156	—
	$92,390	$15,936	$6,155